31. Net Operating Revenue	12 Months Ended
Dec. 31, 2018
Net Operating Revenue
Net Operating Revenue

	Gross	PIS/Pasep		Sectorial	Service tax	Net revenues
	revenues	and Cofins	ICMS (VAT)	charges (31.2)	(ISSQN)	12.31.2018
Electricity sales to final customers	10,104,045	(931,771)	(2,315,030)	(1,308,660)	-	5,548,584
Residential	3,262,212	(301,885)	(892,053)	(471,575)	-	1,596,699
Industrial	2,863,086	(261,692)	(486,614)	(260,416)	-	1,854,364
Trade, services and other activities	2,172,540	(201,047)	(625,123)	(313,744)	-	1,032,626
Rural	897,606	(83,064)	(71,665)	(131,494)	-	611,383
Public entities	263,827	(24,415)	(52,208)	(38,337)	-	148,867
Public lighting	279,767	(25,890)	(80,768)	(40,399)	-	132,710
Public service	365,007	(33,778)	(106,599)	(52,695)	-	171,935
Electricity sales to distributors	3,136,244	(318,368)	-	(51,960)	-	2,765,916
Bilateral contracts	2,002,077	(242,828)	-	(34,759)	-	1,724,490
Electric Energy Trade Chamber - CCEE	663,024	(23,448)	-	(11,511)	-	628,065
CCEAR (auction)	327,759	(39,753)	-	(5,690)	-	282,316
Interest (Note 10.3)	85,986	-	-	-	-	85,986
Quota system	57,398	(12,339)	-	-	-	45,059
Use of the main distribution and transmission grid	6,867,274	(657,679)	(1,643,593)	(1,096,942)	-	3,469,060
Residential	2,222,621	(209,406)	(624,777)	(371,351)	-	1,017,087
Industrial	1,179,534	(104,588)	(436,421)	(184,179)	-	454,346
Trade, services and other activities	1,416,111	(132,444)	(425,030)	(234,558)	-	624,079
Rural	363,296	(34,180)	(28,206)	(61,378)	-	239,532
Public entities	185,383	(17,466)	(35,497)	(31,146)	-	101,274
Public lighting	184,530	(17,386)	(53,502)	(30,814)	-	82,828
Public service	141,556	(13,337)	(40,160)	(23,647)	-	64,412
Free consumers	795,105	(74,912)	-	(135,166)	-	585,027
Basic network, BN connections, and connection grid	1,411	(133)	-	(240)	-	1,038
Operating and maintenance income - O&M	58,578	(25,526)	-	(11,536)	-	21,516
Interest income	319,149	(28,301)	-	(12,927)	-	277,921
Construction income	1,097,313	-	-	-	-	1,097,313
Fair value of assets from the indemnity for the concession	47,499	-	-	-	-	47,499
Telecommunications	512,540	(19,248)	(125,229)	-	(1,884)	366,179
Distribution of piped gas	753,222	(69,382)	(126,530)	-	(124)	557,186
Sectorial financial assets and liabilities result	985,344	(91,656)	-	-	-	893,688
Other operating revenue	222,329	(29,696)	-	-	(3,278)	189,355
Leasing and rent (31.1)	132,682	(17,722)	-	-	-	114,960
Income from rendering of services	59,280	(7,918)	-	-	(3,278)	48,084
Charged service	18,475	(2,468)	-	-	-	16,007
Other income	11,892	(1,588)	-	-	-	10,304
	23,725,810	(2,117,800)	(4,210,382)	(2,457,562)	(5,286)	14,934,780
CCEAR - Agreements for Power Trade on the Regulated Market

	Gross	PIS/Pasep		Sectorial	Service tax	Net revenues
	revenues	and Cofins	ICMS (VAT)	charges (31.2)	(ISSQN)	12.31.2017
Electricity sales to final customers	8,689,516	(749,683)	(2,039,245)	(1,219,055)	-	4,681,533
Residential	2,829,626	(242,916)	(771,902)	(433,080)	-	1,381,728
Industrial	2,382,314	(208,226)	(433,088)	(252,531)	-	1,488,469
Trade, services and other activities	1,908,426	(163,834)	(548,328)	(291,798)	-	904,466
Rural	772,465	(66,314)	(75,137)	(119,645)	-	511,369
Public entities	236,719	(20,322)	(46,506)	(36,418)	-	133,473
Public lighting	244,381	(20,979)	(70,811)	(37,359)	-	115,232
Public service	315,585	(27,092)	(93,473)	(48,224)	-	146,796
Electricity sales to distributors	3,529,770	(300,003)	-	(53,413)	-	3,176,354
Bilateral contracts	1,947,862	(203,994)	-	(30,656)	-	1,713,212
Electric Energy Trade Chamber - CCEE	1,077,943	(45,889)	-	(16,966)	-	1,015,088
CCEAR (auction)	367,970	(38,537)	-	(5,791)	-	323,642
Interest (Note 10.3)	82,160	-	-	-	-	82,160
Quota system	53,835	(11,583)	-	-	-	42,252
Use of the main distribution and transmission grid	6,442,761	(588,290)	(1,488,323)	(748,207)	-	3,617,941
Residential	2,025,400	(189,915)	(572,269)	(252,691)	-	1,010,525
Industrial	1,076,613	(96,059)	(385,725)	(126,842)	-	467,987
Trade, services and other activities	1,310,903	(122,168)	(386,320)	(162,367)	-	640,048
Rural	342,195	(32,056)	(25,811)	(43,365)	-	240,963
Public entities	174,427	(16,355)	(33,384)	(21,922)	-	102,766
Public lighting	167,907	(15,744)	(48,668)	(20,935)	-	82,560
Public service	126,795	(11,889)	(36,146)	(15,816)	-	62,944
Free consumers	663,248	(62,190)	-	(84,633)	-	516,425
Basic network, BN connections, and connection grid	1,387	(130)	-	(177)	-	1,080
Operating and maintenance income - O&M	113,324	(16,733)	-	(7,793)	-	88,798
Interest income	440,562	(25,051)	-	(11,666)	-	403,845
Construction income	868,001	-	-	-	-	868,001
Fair value of assets from the indemnity for the concession	57,080	-	-	-	-	57,080
Telecommunications	426,773	(15,854)	(99,460)	-	(2,507)	308,952
Distribution of piped gas	621,992	(58,959)	(107,912)	-	(306)	454,815
Sectorial financial assets and liabilities result	767,040	(48,214)	-	-	-	718,826
Other operating revenue	171,356	(27,710)	-	-	(2,575)	141,071
Leasing and rent (31.1)	109,230	(10,956)	-	-	-	98,274
Income from rendering of services	30,247	(5,789)	-	-	(2,575)	21,883
Charged service	15,981	(5,758)	-	-	-	10,223
Other income	15,898	(5,207)	-	-	-	10,691
	21,574,289	(1,788,713)	(3,734,940)	(2,020,675)	(5,388)	14,024,573

	Gross	PIS/Pasep		Sectorial	Service tax	Net revenues
	revenues	and Cofins	ICMS (VAT)	charges (31.2)	(ISSQN)	12.31.2016
Electricity sales to final customers	9,606,133	(884,681)	(2,426,940)	(1,063,007)	-	5,231,505
Residential	2,841,218	(298,659)	(790,401)	(380,973)	-	1,371,185
Industrial	3,029,411	(273,901)	(674,630)	(284,922)	-	1,795,958
Trade, services and other activities	2,130,228	(194,630)	(622,946)	(247,449)	-	1,065,203
Rural	815,079	(48,216)	(120,854)	(61,557)	-	584,452
Public entities	236,550	(21,881)	(48,148)	(27,986)	-	138,535
Public lighting	229,182	(21,199)	(66,481)	(26,962)	-	114,540
Public service	324,465	(26,195)	(103,480)	(33,155)	-	161,635
Electricity sales to distributors	2,963,349	(239,531)	-	(47,746)	-	2,676,072
Bilateral contracts	1,366,552	(134,439)	-	(23,361)	-	1,208,752
Electric Energy Trade Chamber - CCEE	753,392	(23,116)	-	(12,879)	-	717,397
CCEAR (auction)	673,154	(66,223)	-	(11,508)	-	595,423
Interest (Note 10.2)	96,783	-	-	-	-	96,783
Quota system	73,468	(15,753)	-	-	-	57,715
Use of the main distribution and transmission grid	6,974,829	(575,166)	(1,511,601)	(911,479)	-	3,976,583
Residential	2,060,305	(192,823)	(584,025)	(306,096)	-	977,361
Industrial	1,246,575	(112,443)	(391,804)	(177,993)	-	564,335
Trade, services and other activities	1,409,771	(131,352)	(402,233)	(208,471)	-	667,715
Rural	339,438	(31,752)	(15,451)	(51,196)	-	241,039
Public entities	168,823	(15,800)	(33,369)	(25,224)	-	94,430
Public lighting	167,255	(15,653)	(48,489)	(24,839)	-	78,274
Public service	125,928	(11,786)	(36,230)	(18,703)	-	59,209
Free consumers	398,024	(37,251)	-	(60,242)	-	300,531
Basic network, BN connections, and connection grid	1,494	(140)	-	(226)	-	1,128
Operating and maintenance income - O&M	151,984	(5,456)	-	(8,026)	-	138,502
Interest income (a)	905,232	(20,710)	-	(30,461)	-	854,061
Construction income	1,279,642	-	-	-	-	1,279,642
Fair value of assets from the indemnity for the concession	132,741	-	-	-	-	132,741
Telecommunications	357,361	(13,872)	(79,582)	-	(2,326)	261,581
Distribution of piped gas	647,579	(62,037)	(113,657)	-	-	471,885
Sectorial financial assets and liabilities result	(1,079,662)	-	-	-	-	(1,079,662)
Other operating revenue	179,820	(26,072)	-	-	(2,342)	151,406
Leasing and rent (31.1)	103,793	(15,049)	-	-	-	88,744
Income from rendering of services	32,575	(4,723)	-	-	(2,342)	25,510
Charged service	10,148	(1,471)	-	-	-	8,677
Other income	33,304	(4,829)	-	-	-	28,475
	21,061,792	(1,801,359)	(4,131,780)	(2,022,232)	(4,668)	13,101,753

(a) Of the total gross revenue from Interest income, R$809,639 refers to the gain on RBSE assets.

31.1   Leases and rentals

31.1.1     Revenues from leases and rentals

	12.31.2018	12.31.2017	12.31.2016
Equipment and framework	131,409	106,790	103,490
Facilities sharing	1,003	2,159	248
Real estate	270	281	55
	132,682	109,230	103,793

31.1.2     Receivables from non-cancelable leases

	Less than		Over	Total
	1 year	1 to 5 years	5 years	12.31.2018
Facilities sharing	1,142	5,710	16,811	23,663

31.2   Regulatory charges

	12.31.2018	12.31.2017	12.31.2016
Energy Development Account - "CDE " - Power distribution service concession (31.2.1)	1,840,283	1,415,738	1,634,017
Other charges - rate flags	423,098	420,027	203,671
Research and development and energy efficiency - R&D and EEP	123,306	117,390	100,039
Global Reversion Reserve - RGR quota	48,512	46,825	42,887
Energy Development Account - "CDE " - Power transmission concession	12,211	10,971	32,461
Inspection fee	10,152	9,723	9,157
	2,457,562	2,020,674	2,022,232

31.2.1     Energy Development Account - CDE

The CDE was created by Law 10,438/2002, amended by Law 12,783/2013 and, in order to meet its objectives, it has among its sources of funds, quotas paid by agents that negotiate energy with final consumers, in tariffs.

Currently, the Company makes payments for the “CDE USO” charge, intended to cover the CDE 's objectives set forth by law, and the annual quota of “CDE ENERGIA”, composed of:

a) Regulated Contracting Environment Account – “CONTA ACR”: the purpose of this account is to cover costs incurred by the distribution concession operators relating to involuntary spot market exposure and the costs of thermal power dispatching in 2014, linked to CCEAR in the modality due to the availability of electric energy.

b) “CDE ENERGIA”: destined to the return of the resources received by the distribution concession operators, from January 2013 to January 2014, to cover costs relating to involuntary spot market exposure and the hydrological risk of the plants contracted on a regime of quotas, and the costs of thermal power dispatching for reasons of energy security, in compliance with Decree 7,895/2013 and Decree 8,203/2014.

The annual quotas for each distributor are defined by ANEEL through resolutions enacted by it. The balance at December 31, 2018 is as follows:

Resolutions	Period	12.31.2018
"CDE USO"
Resolution No. 2,368/2018	January to August	594,972
Resolution No. 2,446/2018	September to December	445,075
(-) Preliminary injunctions	January to December	(2)
		1,040,045
"CONTA ACR"
Resolution No. 2,231/2017	January to December	557,981
		557,981
"CDE ENERGIA"
Resolution No. 2,202/2017	January to May	100,692
Resolution No. 2,358/2017	June to December	145,007
(-) Preliminary injunctions	January to December	(3,442)
		242,257
		1,840,283

Preliminary injunctions

As a result of preliminary injunctions in favor of the Brazilian Association of Large Industrial Consumers and Free Consumers - Abrace, and of the National Association of Energy Consumers - Anace and other associates, which challenge at court the tariff components of CDE-Use and CDE-Electricity, ANEEL, through Resolutions 1,967/2015, 1,986/2015 and 2,083/2016, ratified the tariff calculation, deducting these charges from associates of those entities, as long as the preliminary injunctions granted in Judicial Proceedings are not overthrown. By Decree No. 1,576/2016, the associated distributors are assured of the right of non-transfer, deducting from the portion of CDE-Use and CDE-Electricity the amounts not collected.

The unbilled amounts resulting from these injunctions do not impact the distributor's result.

31.3   Copel DIS annual tariff adjustment

The annual tariff adjustment, which occurs between tariff reviews, is approved by ANEEL based on a formula defined in the concession agreement and on regulations established in Proret, which consider for unmanageable costs (Portion A) the variations incurred in the period and for manageable costs (Portion B) the IPCA variation, adjusted by applying the Factor X.

In 2018, ANEEL’s Resolution No. 2,402 of June 19, 2018, approved the result of Copel DIS Annual Tariff Review and authorized a 15.99% (5.85% in 2017) average rate increase to consumers, consisting of: 6.52% related to the inclusion of financial components; 0.31% from updating Portion B; 7.49% from adjusting Portion A; and 1.67% reflecting the withdrawal of the financial components from the previous tariff process.

This adjustment was fully applied to Copel DIS tariffs as from June 24, 2018.